Borrowings and Derivative Liabilities - Schedule of Borrowings and Derivative Liabilities (Details) - USD ($) $ in Thousands	Mar. 29, 2026	Dec. 28, 2025	Dec. 29, 2024	Jul. 31, 2024
Short term:
Loan with related party		$ 3,500		$ 18,000
12.0% senior unsecured convertible notes and related derivative liabilities
Total senior unsecured convertible notes and derivative liabilities		164,766	$ 184,468
7.0% senior unsecured convertible notes and derivative liabilities
Total notes payable and derivative liabilities		158,075	145,831
Less current portion		(2,786)
Total senior unsecured convertible notes payable and derivative liabilities, net of current portion		155,289	145,831
Current liabilities
Notes payable, current portion	$ 2,786	2,786
Notes payable and derivative liabilities, net of current portion	99,860	120,159	92,638
Total		155,289	145,831
Seller – related party [Member]
Short term:
Seller Note – related party		20,000
Related Party [Member]
Short term:
Loan with related party		1,500	1,500
Total short-term debt with related parties	21,500	21,500	1,500
Current liabilities
Notes payable and derivative liabilities with related parties	$ 31,921	35,130	53,193
Total			1,300
July 2024 Notes [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		32,969	17,965
July 2024 Notes – related parties [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		7,631	24,632
Subtotal July 2024 Notes [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		40,600	42,597
July 2025 Note – related party [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		1,443
November 2025 Note – related party [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		491
July 2024 Notes Derivative Liability [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		19,604	13,563
July 2024 Notes derivative liability – related party [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		12,615	21,127
Subtotal July 2024 Notes derivative liability [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		32,219	34,690
July 2025 Note derivative liability – related party [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		3,246
November 2025 Note derivative liability – related party [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		1,488
Total 12.0% senior unsecured convertible notes and derivative liabilities [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Total senior unsecured convertible notes and derivative liabilities		79,487	77,287
September 2024 Notes [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		14,332	5,636
September 2024 Notes – related parties [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		2,346	476
Subtotal September 2024 Notes [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		16,678	6,112
September 2025 Notes [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		3,354
September 2024 Notes Derivative Liability [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		37,930	55,474
September 2024 Notes derivative liability – related parties [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		5,870	6,958
Subtotal September 2024 Notes derivative liability [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		43,800	62,432
September 2025 Notes Derivative Liability [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Gross senior unsecured convertible notes and derivative liabilities		14,756
Total 7.0% senior unsecured convertible notes and derivative liabilities [Member]
12.0% senior unsecured convertible notes and related derivative liabilities
Total senior unsecured convertible notes and derivative liabilities		$ 78,588	$ 68,544